Available-for-sale Debt Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale Debt Investments
Fair value of available-for-sale investments	¥ 306	¥ 313
Total accumulated unrealized loss on available-for-sale debt investments recorded in accumulated other comprehensive income	¥ 41,800	¥ 41,800
Particle | Series D1 convertible redeemable preferred shares
Available-for-sale Debt Investments
Percentage of equity interests owned by the Company on an as-if converted basis	0.60%
Available for sale securities debt securities number of shares outstanding	4,584,209	4,584,209
Fair value of available-for-sale investments	¥ 300	¥ 300